Government Bonds, Long-Term Notes Receivable And Other Assets (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Summary of Balance of Government Bonds
A. Government bonds
As of September 30, 2022 and December 31, 2021, the balance of Government bonds, includes Government bonds valued at amortized cost as follows:

	2022		2021
Government bonds(1)	Ps.	111,722,004	110,855,356
Less: current portion of Government bonds, net of expected credit losses	32,126,173		1,253,451
Total long-term notes receivable	Ps.	79,595,831	109,601,905

(1)	As of September 30, 2022 and December 31, 2021, includes an expected credit loss of Ps. 9,688 and Ps. 13,038, respectively.

Summary of Roll forward of the Government Bonds
The roll-forward of the Government bonds is as follows:

	September 30, 2022		December 31, 2021
Balance as of the beginning of the period	Ps.	110,855,356	129,549,519
Government bonds collected	—		(15,788,696)	(1)
Accrued interests	5,425,943		7,094,180
Interests received from bonds	(6,215,759)		(7,126,559)
Impact of the valuation of bonds in UDIS	384,530		459,149
Amortized cost	1,268,584		(3,336,781)
Reversal (Impairment) of bonds	3,350		4,544
Balance at the end of the period	Ps.	111,722,004	110,855,356

(1)	Government bonds were collected on December 9, 2021.

Summary of Other Assets
C. Other assets
As of September 30, 2022 and December 31, 2021, the balance of other assets was as follows:

	September 30, 2022		December 31, 2021
Payments in advance(1)	Ps.	40,753,991	35,931,167
Other	2,709,030		2,327,872
Insurance	923,696		853,891
Total other assets	Ps.	44,386,717	39,112,930

(1)	Mainly advance payments to contractors for the construction of the Dos Bocas Refinery through PTI ID.